Fees and Expenses	Jun. 24, 2026
ANFIELD UNIVERSAL FIXED INCOME ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Universal Fixed Income Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Universal Fixed Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Restated to Reflect Current [Text]	“Other expenses” have been adjusted from amounts incurred by the Fund’s predecessor, Anfield Universal Fixed Income ETF, a series of Two Roads Shared Trust (“the Universal Fixed Income Predecessor Fund”), during the Universal Fixed Income Predecessor Fund’s most recent fiscal year end to reflect estimated current expenses for the Fund.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the Universal Fixed Income Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Universal Fixed Income Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Universal Fixed Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Universal Fixed Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Universal Fixed Income Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Universal Fixed Income Predecessor Fund was 16% of the average value of the portfolio.

Portfolio Turnover, Rate	16.00%
ANFIELD U.S. EQUITY SECTOR ROTATION ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the U.S. Equity Sector Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the U.S. Equity Sector Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Restated to Reflect Current [Text]	“Other expenses” have been adjusted from amounts incurred by the Fund’s predecessor, Anfield U.S. Equity Sector Rotation ETF, a series of Two Roads Shared Trust (“the U.S. Equity Sector Predecessor Fund”), during the U.S. Equity Sector Predecessor Fund’s most recent fiscal year end to reflect estimated current expenses for the Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the U.S. Equity Sector Predecessor Fund.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the U.S. Equity Sector Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the U.S. Equity Sector Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the U.S. Equity Sector Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The U.S. Equity Sector Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the U.S. Equity Sector Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the U.S. Equity Sector Predecessor Fund was 106% of the average value of the portfolio.

Portfolio Turnover, Rate	106.00%